SHAREHOLDERS' EQUITY - Schedule of Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Expected volatility, minimum	26.21%	0.00%	19.44%
Expected volatility, maximum	27.87%	25.79%	21.54%
Risk free interest rate, minimum	0.30%	0.00%	1.43%
Risk free interest rate, maximum	0.93%	0.86%	2.55%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months